Property Plant and Equipment - Schedule of net impairment losses reversals of proprty ,plant and equipment (Details) - CAD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Net impairment losses (reversals) of property, plant and equipment	$ (277)	$ (567)	$ (487)	$ (263)	$ (164)	$ 9	$ 6	$ (1,594)	$ (149)
Liquor Retail Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net impairment losses (reversals) of property, plant and equipment					(1,050)	224	(766)		(1,592)
Cannabis Retail Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net impairment losses (reversals) of property, plant and equipment	$ (277)	$ (567)	$ (487)	$ (263)	$ 886	$ (215)	$ 772	$ (1,594)	$ 1,443